Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 06, 2025
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2025
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Summary Prospectus and Statutory Prospectus, each dated October 30, 2024, as previously supplemented
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following disclosure is added to each Fund’s principal investment strategy disclosures:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

While swap contracts are generally considered an efficient and effective means of obtaining daily 2x exposure to the Underlying Security, the Fund may also use option contracts as part of its investment strategy. In situations where swap availability is constrained, the Fund may rely more heavily on option contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2x objective.

Defiance Daily Target 2X Long MSTR ETF | Defiance Daily Target 2X Long MSTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSTX
Defiance Daily Target 2X Long AVGO ETF | Defiance Daily Target 2X Long AVGO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVGX
Defiance Daily Target 2X Long SMCI ETF | Defiance Daily Target 2X Long SMCI ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMCX
Defiance Daily Target 2X Long LLY ETF | Defiance Daily Target 2X Long LLY ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LLYX
Defiance Daily Target 2X Long NVO ETF | Defiance Daily Target 2X Long NVO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVOX